Fair value measurement - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities available-for-sale
Derivative [Line Items]
Carrying amount	$ 19,349	$ 12,307
Notional amount of hedge	19,437	12,365
Unrealized Gain	24	102
Unrealized (Loss)	(74)	(301)
Long-term debt
Derivative [Line Items]
Carrying amount	16,147	23,821
Notional amount of hedge	16,600	23,950
Unrealized Gain	0	175
Unrealized (Loss)	0	$ (233)
Foreign exchange contracts | Fair value hedging | Securities available-for-sale
Derivative [Line Items]
Carrying amount	148
Notional amount of hedge	147
Unrealized Gain	$ 1